[AMERICAN BEACON FUNDS LOGO]

                      AMR Class               PlanAhead Class
                 Institutional Class          Service Class


Supplement Dated January 24, 2007 to the Statement of Additional Information dated March 1, 2006
-------------------------------------------------------------------------------

The similar portion of the table first appearing under the section titled "Portfolio Managers" is hereby replaced with the following table.


                                Number of Other Accounts Managed                     Number of Accounts and Assets for
                                and Assets by Account Type                           Which Advisory Fee is Performance-Based
                                --------------------------------                     ---------------------------------------
                                                                                                                    >C>
                                Registered     Other Pooled                         Registered     Other Pooled
Name of Investment Advisor      Investment     Investment       Other               Investment     Investment       Other
and Portfolio Manager           Companies      Vehicles         accounts            Companies      Vehicles         accounts
--------------------------      ----------     ------------     --------            ----------     ------------     --------

American Beacon Advisors, Inc. (1)

Kirk L. Brown                      N/A             N/A          2 ($3.8 bil)            N/A             N/A            N/A
Wyatt Crumpler                     N/A             N/A          3 ($11.7 bil)           N/A             N/A            N/A
Michael W. Fields                  N/A             N/A          10 ($13.2 bil)          N/A             N/A            N/A
Douglas G. Herring                 N/A             N/A          3 ($11.7 bil)           N/A             N/A            N/A
Gyeong Kim                         N/A             N/A          1 ($26 mil)             N/A             N/A            N/A
Adriana R. Posada                  N/A             N/A          2 ($5.9 bil)            N/A             N/A            N/A
William F. Quinn                   N/A             N/A          3 ($11.7 bil)           N/A             N/A            N/A

Patrick A. Sporl                   N/A             N/A          1 ($26 mil)             N/A             N/A            N/A
Cynthia Thatcher                   N/A             N/A          1 ($1.9 bil)            N/A             N/A            N/A
(1) Number of accounts and assets as of June 30,2006





The second paragraph of the sub-section titled "Compensation" under the section titled "Portfolio Managers" is hereby replaced with the following paragraph.

   THE MANAGER Compensation of the Manager's Portfolio Managers is comprised of base salary, annual cash bonus, and in some cases, stock appreciation rights awards. Each Portfolio Manager's base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager's annual cash bonus plan. The amount of the total bonus pool is based upon several factors including (i) profitability of the Manager, (ii) return on equity of the Manager, and (iii) the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager's level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the following Portfolio Managers participate in the Manager's stock appreciation rights plan: Kirk L. Brown, Wyatt Crumpler, Michael W. Fields, Douglas G. Herring, Adriana R. Posada, William F. Quinn, and Patrick A. Sporl. Participation in this plan is offered to senior-level personnel of the Manager, including non-Portfolio Managers. As of the end of the Funds' fiscal year, the valuation of stock appreciation rights was based upon the growth in the Manager's estimated stockholder's equity and earnings before taxes, depreciation, and amortization.



The similar tables first appearing in the sub-section titled "Ownership of Funds" under the section titled "Portfolio Managers" are hereby replaced with the following tables.



NAME OF INVESTMENT
ADVISOR AND                                     ENHANCED INCOME     INTERMEDIATE BOND     SHORT-TERM BOND
PORTFOLIO MANAGER           BALANCED FUND            FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------
American Beacon Advisors, Inc.
------------------------------------------------------------------------------------------------------------
Wyatt Crumpler (1)               None                None                 None                  N/A
Michael W. Fields                None                None                 None                 None
Douglas G. Herring (2)           None                None                 None                  N/A
Gyeong Kim                       None                None                 None                 None
Adriana R. Posada          $10,001-$50,000            N/A            $10,001-$50,000            N/A
William F. Quinn          $100,001-$500,000    $100,001-$500,000    $100,001-$500,000           N/A
Patrick A. Sporl                 None                None                 None                 None
Cynthia Thatcher                 N/A                 None                  N/A                  N/A

(1) Ownership is as of December 31, 2006.
(2) Ownership is as of June 30, 2006.



NAME OF INVESTMENT     EMERGING   HIGH YIELD      INT'L       LARGE CAP     MID-CAP     SMALL CAP
ADVISOR AND             MARKETS      BOND        EQUITY         VALUE        VALUE        VALUE        TIPS
PORTFOLIO MANAGER        FUND        FUND         FUND          FUND         FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------------
American Beacon Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
Kirk L. Brown            $100,001-    $10,001-     $100,001-      N/A          N/A          N/A          None
                         $500,000     $50,000      $500,000

Wyatt Crumpler (1)       None         None         None           None         None         None         None

Douglas G. Herring (2)   $1 -$10,000  None         $10,001-       $50,001-     None         $10,001-     None
                                                   $50,000        $100,000                  $50,000

Adriana R. Posada        N/A          N/A          N/A            $100,001-    $1-$10,000   $50,001-     N/A
                                                                  $500,000                  $100,000

William F. Quinn         Over         $500,001-    Over           Over         $100,001-    $500,001-    $50,001-
                         $1,000,000   $1,000,000   $1,000,000     $1,000,000   $500,000     $1,000,000   $100,000

(1) Ownership is as of December 31, 2006.
(2) Ownership is as of June 30, 2006.




NAME OF INVESTMENT          S&P 500     SMALL CAP    INT'L EQUITY   LARGE CAP
ADVISOR AND                  INDEX        INDEX         INDEX        GROWTH
PORTFOLIO MANAGER            FUND          FUND          FUND         FUND
-------------------------------------------------------------------------------
American Beacon Advisors, Inc.
-------------------------------------------------------------------------------
Wyatt Crumpler (1)           $50,001-      $50,001-      $10,001-     None
                             $100,000      $100,000      $50,000
Douglas G. Herring (2)       None          None          None      $1-$10,000
William F. Quinn             None          None          None         None
Cynthia Thatcher             None          None          None         None

(1) Ownership is as of December 31, 2006.
(2) Ownership is as of June 30, 2006.